Income/loss (-) per share	12 Months Ended
Dec. 31, 2023
Income/loss (-) per share
Income/loss (-) per share

12. Earnings/loss (-) per share

	Year ended December 31,
	2023	2022	2021
Earnings/loss (-) per share:
Net profit/loss (-) attributable to owners of the parent (Euro, in thousands)	€211,697	€(217,991)	€(103,231)
Number of shares (thousands)
Weighted average number of shares for the purpose of basic earnings/loss (-) per share	65,884	65,699	65,500
Basic earnings/loss (-) per share (Euros)	€3.21	€(3.32)	€(1.58)

Net profit/loss (-) attributable to owners of the parent (Euro, in thousands)	€211,697	€(217,991)	€(103,231)
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,884	65,699	65,500
Number of dilutive potential ordinary shares	49	—	—
Diluted earnings/loss (-) per share (Euros)	€3.21	€(3.32)	€(1.58)

As our operations reported a net loss in 2022 and 2021, the outstanding subscription rights (specified in note 31) have an anti-dilutive effect rather than a dilutive effect. Consequently, basic and diluted loss per share were the same for 2022 and 2021.

Reference is also made to note 2 where an explanation is provided about the terms and conditions of the outstanding Gilead Warrant B that can, potentially, be exercised by Gilead and lead to a dilutive effect. Due to the exercise price mechanism of the Gilead Warrant B, this warrant was out-of-the-money for all years presented.